UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 16.2%
Consumer, Non-cyclical - 6.6%
Biogen, Inc.*,1	6,800	$1,885,232
Bristol-Myers Squibb Co.	38,300	1,882,828
Gilead Sciences, Inc.[1]	24,100	1,746,045
RELX N.V.[1]	90,000	1,519,734
Cigna Corp.[1]	9,600	1,403,712
Imperial Brands plc[1]	30,000	1,386,490
Merck & Company, Inc.[1]	20,000	1,239,800
Olympus Corp.[1]	30,000	1,037,975
Macquarie Infrastructure Corp.	13,700	1,027,363
Roche Holding AG	4,000	944,658
Total Consumer, Non-cyclical		14,073,837
Financial - 2.8%
Wells Fargo & Co.	47,200	2,658,776
Lazard Ltd. — Class A1	50,200	2,132,496
Unibail-Rodamco SE REIT[1]	5,580	1,284,154
Total Financial		6,075,426
Communications - 2.2%
Verizon Communications, Inc.[1]	39,000	1,911,390
CenturyLink, Inc.	61,200	1,582,632
Alphabet, Inc. — Class C*	1,500	1,195,185
Total Communications		4,689,207
Industrial - 2.1%
Lockheed Martin Corp.	8,100	2,035,773
BAE Systems plc[1]	240,000	1,757,315
Koninklijke Philips N.V.[1]	28,512	836,109
Total Industrial		4,629,197
Consumer, Cyclical - 1.5%
General Motors Co.[1]	61,400	2,247,854
Target Corp.[1]	7,700	496,496
L Brands, Inc.[1]	7,600	457,596
Total Consumer, Cyclical		3,201,946
Technology - 0.7%
KLA-Tencor Corp.[1]	17,500	1,489,425
	–	–
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	8,000	746,160
	–	–
Total Common Stocks
(Cost $34,809,495)		34,905,198
CONVERTIBLE PREFERRED STOCKS† - 9.4%
Consumer, Non-cyclical - 3.8%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	5,794	3,572,581
Allergan plc
5.50% due 03/01/18[1]	3,732	2,953,841
Anthem, Inc.
5.25% due 05/01/18[1]	34,409	1,666,772
Total Consumer, Non-cyclical		8,193,194
Industrial - 2.3%
Stericycle, Inc.
5.25% due 09/15/18[1]	31,200	2,037,983
Arconic, Inc.
5.38% due 10/01/17[1]	48,350	1,772,995
Belden, Inc.
6.75% due 07/15/19[1]	11,161	1,194,897
Total Industrial		5,005,875

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 9.4% (continued)
Communications - 1.3%
Frontier Communications Corp.
11.13% due 06/29/18[1]	36,828	$2,692,495
Financial - 1.1%
Mandatory Exchangeable Trust
5.75% due 06/03/19[2]	9,261	1,144,335
AMG Capital Trust II
5.15% due 10/15/37[1]	10,996	628,147
Wells Fargo & Co.
7.50%[1,3]	427	513,307
Total Financial		2,285,789
Energy – 0.9%
Hess Corp.
8.00% due 02/01/19[1]	31,600	2,045,784
		–
Total Convertible Preferred Stocks
(Cost $22,626,058)		20,223,137

		Value
SHORT TERM INVESTMENTS† - 11.1%
Morgan Stanley Institutional Liquidity Government Portfolio
0.47%[4]	23,739,268	23,739,268
Total Short Term Investments
(Cost $23,739,268)		23,739,268

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 67.9%
Technology - 14.5%
STMicroelectronics N.V.
0.00% due 07/03/19[5]	1,800,000	2,139,750
Kingsoft Corp. Ltd.
1.25% due 04/11/19	16,000,000 HKD	2,050,687
NVIDIA Corp.
1.00% due 12/01/18[1]	360,000	1,949,850
Intel Corp.
3.48% due 12/15/35[1]	1,412,000	1,929,145
Microchip Technology, Inc.
1.63% due 02/15/25[1]	1,339,000	1,820,203
ON Semiconductor Corp.
1.00% due 12/01/20[1]	1,650,000	1,743,844
Lam Research Corp.
1.25% due 05/15/18[1]	901,000	1,707,395
Micron Technology, Inc.
3.00% due 11/15/43[1]	1,599,000	1,643,972
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	1,500,000	1,469,063
United Microelectronics Corp.
0.00% due 05/18/20[1,5]	1,400,000	1,331,750
Brocade Communications Systems, Inc.
1.38% due 01/01/20[1]	1,300,000	1,309,750
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	1,227,000	1,286,049
Cypress Semiconductor Corp.
4.50% due 01/15/22[1,2]	1,082,000	1,249,710
ServiceNow, Inc.
0.00% due 11/01/18[1,5]	908,000	1,209,343

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.9% (continued)
Technology - 14.5% (continued)
BroadSoft, Inc.
1.00% due 09/01/22	870,000	$1,071,731
Electronics For Imaging, Inc.
0.75% due 09/01/19[1]	1,021,000	1,071,412
Advanced Micro Devices, Inc.
2.13% due 09/01/26	709,000	1,062,614
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	1,005,000	1,044,572
Advanced Semiconductor Engineering, Inc.
0.00% due 09/05/18[5]	800,000	942,600
Nanya Technology Corp.
0.00% due 01/24/22[5]	800,000	847,000
Red Hat, Inc.
0.25% due 10/01/19[1]	635,000	768,350
Citrix Systems, Inc.
0.50% due 04/15/19[1]	629,000	730,426
Salesforce.com, Inc.
0.25% due 04/01/18	553,000	700,236
Total Technology		31,079,452
Consumer, Non-cyclical - 11.9%
Wright Medical Group, Inc.
2.00% due 02/15/20[1]	2,558,000	2,789,818
Element Fleet Management Corp.
5.13% due 06/30/19[1,2]	2,696,000 CAD	2,318,612
Element Financial Corp.
4.25% due 06/30/20[2]	2,767,000 CAD	2,196,622
Hologic, Inc.
0.00% due 12/15/43[1,5,6,7]	900,000	1,104,750
2.00% due 03/01/42[6,8]	723,000	989,606
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,420,000	1,624,125
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	1,272,000	1,481,880
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	1,214,000	1,468,940
Qiagen N.V.
0.88% due 03/19/21[1]	1,000,000	1,181,250
HealthSouth Corp.
2.00% due 12/01/43[1]	922,000	1,051,656
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	1,035,000	996,835
Invacare Corp.
5.00% due 02/15/21[2]	1,000,000	994,375
Ablynx N.V.
3.25% due 05/27/20[1]	800,000 EUR	980,844
NuVasive, Inc.
2.25% due 03/15/21[2]	729,000	963,191
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	942,000	949,065
J Sainsbury plc
1.25% due 11/21/19	700,000 GBP	921,181
Nevro Corp.
1.75% due 06/01/21[1]	615,000	727,238

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.9% (continued)
Consumer, Non-cyclical - 11.9% (continued)
Medicines Co.
2.75% due 07/15/23[2]	606,000	$611,681
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	580,000	585,437
Terumo Corp.
0.00% due 12/06/21[5]	50,000,000 JPY	542,971
Herbalife Ltd.
2.00% due 08/15/19[1]	548,000	527,795
Clovis Oncology, Inc.
2.50% due 09/15/21	372,000	486,855
Total Consumer, Non-cyclical		25,494,727
Financial - 9.1%
British Land White 2015 Ltd.
0.00% due 06/09/20[5]	1,400,000 GBP	1,630,120
Aurelius SE
1.00% due 12/01/20[1]	1,200,000 EUR	1,602,246
AYC Finance Ltd.
0.50% due 05/02/19[1]	1,300,000	1,347,125
BUWOG AG
0.00% due 09/09/21[5]	1,200,000 EUR	1,309,809
Haitong International Securities Group, Ltd.
0.00% due 10/25/21[5]	10,000,000 HKD	1,298,434
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19[1]	1,000,000 EUR	1,273,875
Air Lease Corp.
3.88% due 12/01/18[1]	832,000	1,160,640
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	800,000 EUR	1,057,357
Azimut Holding SpA
2.13% due 11/25/20[1]	900,000 EUR	1,035,851
Beni Stabili SpA
2.63% due 04/17/19[1]	900,000 EUR	1,023,693
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	884,000	998,920
Colony Starwood Homes
3.00% due 07/01/19[1]	828,000	936,675
Colony NorthStar, Inc.
3.88% due 01/15/21[1]	894,000	896,794
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	357,000	711,992
Extra Space Storage, LP
3.13% due 10/01/35[1,2]	628,000	647,625
Unite Jersey Issuer Ltd.
2.50% due 10/10/18[1]	400,000 GBP	623,389
Nexity S.A.
0.13% due 01/01/23	547,707 EUR	587,883
Deutsche Wohnen AG
0.88% due 09/08/21[1]	300,000 EUR	498,878
Swiss Life Holding AG
0.00% due 12/02/20[1,5]	375,000 CHF	498,587

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.9% (continued)
Financial - 9.1% (continued)
LEG Immobilien AG
0.50% due 07/01/21	300,000 EUR	$461,708
Total Financial		19,601,601
Communications - 9.1%
DISH Network Corp.
3.38% due 08/15/26[1,2]	3,215,000	3,771,596
Twitter, Inc.
0.25% due 09/15/19[1]	1,900,000	1,789,562
1.00% due 09/15/21[1]	935,000	857,279
Priceline Group, Inc.
0.35% due 06/15/20[1]	1,723,000	2,303,435
Proofpoint, Inc.
0.75% due 06/15/20[1]	1,260,000	1,512,788
FireEye, Inc.
1.00% due 06/01/35[1]	1,600,000	1,478,000
Ctrip.com International Ltd.
1.25% due 10/15/18	613,000	744,412
1.00% due 07/01/20[1]	672,000	711,060
Ciena Corp.
3.75% due 10/15/18[1,2]	1,000,000	1,350,625
Telenor East Holding II AS
0.25% due 09/20/19[1]	1,000,000	1,128,000
Liberty Media Corp.
1.38% due 10/15/23[1]	902,000	979,798
WebMD Health Corp.
2.63% due 06/15/23[1,2]	970,000	919,075
American Movil BV
5.50% due 09/17/18[1]	800,000 EUR	725,798
Vodafone Group PLC
1.50% due 08/25/17[1]	500,000 GBP	598,856
Liberty Interactive LLC
1.75% due 09/30/46[1,2]	528,000	594,990
Total Communications		19,465,274
Consumer, Cyclical - 8.4%
Suzuki Motor Corp.
0.00% due 03/31/23[5]	210,000,000 JPY	2,315,456
Sonae Investments B.V.
1.63% due 06/11/19	2,100,000 EUR	2,132,394
International Consolidated Airlines Group S.A.
0.25% due 11/17/20	1,700,000 EUR	1,722,366
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	1,625,000	1,519,375
RH
0.00% due 06/15/19[1,2,5]	1,702,000	1,443,509
HIS Co. Ltd.
0.00% due 08/30/19[5]	150,000,000 JPY	1,392,405
Steinhoff Finance Holdings GmbH
1.25% due 08/11/22[1]	900,000 EUR	959,500
4.00% due 01/30/21	300,000 EUR	432,367
Iida Group Holdings Co. Ltd
0.00% due 06/18/20[5]	120,000,000 JPY	1,154,430
Valeo S.A.
0.00% due 06/16/21[5]	1,000,000	1,075,000

	Face Amount	~	Value
CONVERTIBLE BONDS†† - 67.9% (continued)
Consumer, Cyclical - 8.4% (continued)
NHK Spring Co. Ltd.
0.00% due 09/20/19[1,5]	800,000		$864,000
LVMH Moet Hennessy Louis Vuitton SE
0.00% due 02/16/21[1,5]	3,236		861,585
Sony Corp.
0.00% due 09/30/22[5]	78,000,000 JPY		751,765
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19[1]	4,000,000 HKD		681,114
Asics Corp.
0.00% due 03/01/19[5]	70,000,000 JPY		673,729
Total Consumer, Cyclical			17,978,995
Industrial - 6.7%
Cemex SAB de CV
3.72% due 03/15/20	2,611,000		3,002,416
Dycom Industries, Inc.
0.75% due 09/15/21[1]	1,545,000		1,687,913
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[5]	1,250,000		1,512,500
Makino Milling Machine Co., Ltd.
0.00% due 03/19/18[5]	90,000,000 JPY		991,338
BW Group Ltd.
1.75% due 09/10/19	1,000,000		939,500
Safran S.A.
0.00% due 12/31/20[5]	899,700 EUR		916,252
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	750,000		900,896
CRRC Corporation Ltd.
0.00% due 02/05/21[5]	750,000		785,625
Shimizu Corp.
0.00% due 10/16/20[5]	80,000,000 JPY		784,366
Implenia AG
0.50% due 06/30/22[1]	620,000 CHF		704,774
Larsen & Toubro Ltd.
0.68% due 10/22/19	700,000		679,088
OSG Corp.
0.00% due 04/04/22[1,5]	50,000,000 JPY		651,899
MTU Aero Engines AG
0.13% due 05/17/23	500,000 EUR		615,324
Vishay Intertechnology, Inc.
2.25% due 05/15/41[1]	253,000		249,047
Total Industrial			14,420,938
Energy - 5.0%
Chesapeake Energy Corp.
5.50% due 09/15/26[1,2]	4,343,000		4,649,724
Weatherford International Ltd.
5.88% due 07/01/21[1]	3,306,000		3,708,919
PDC Energy, Inc.
1.13% due 09/15/21[1]	713,000		806,581
RAG-Stiftung
0.00% due 02/18/21[5]	500,000 EUR		594,250
Technip S.A.
0.88% due 01/25/21	400,000 EUR		566,179

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount	~	Value
CONVERTIBLE BONDS†† - 67.9% (continued)
Energy - 5.0% (continued)
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	398,000		$532,325
Total Energy			10,857,978
Basic Materials - 2.4%
OCI NV
3.88% due 09/25/18	3,000,000 EUR		3,210,491
Kansai Paint Co., Ltd.
0.00% due 06/17/19[5]	110,000,000 JPY		1,036,975
Toray Industries, Inc.
0.00% due 08/30/19[1,5]	90,000,000 JPY		953,364
Total Basic Materials			5,200,830
Utilities - 0.8%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,6]	19,024		1,328,113
NRG Yield, Inc.
3.25% due 06/01/20[2]	500,000		489,688
Total Utilities			1,817,801
Total Convertible Bonds
(Cost $138,046,948)			145,917,596
CORPORATE BONDS†† - 64.6%
Consumer, Non-cyclical - 13.6%
HCA, Inc.
7.50% due 02/15/22[1]	1,050,000		1,197,000
5.38% due 02/01/25[1]	910,000		929,338
5.00% due 03/15/24[1]	791,000		825,606
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,750,000		1,850,626
8.13% due 04/01/22	605,000		614,075
4.50% due 04/01/21[1]	474,000		478,740
United Rentals North America, Inc.
6.13% due 06/15/23[1]	1,500,000		1,590,000
5.50% due 07/15/25[1]	1,085,000		1,129,756
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,2]	3,133,000		2,357,583
HealthSouth Corp.
5.75% due 09/15/25[1]	1,628,000		1,640,210
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	1,394,000		1,021,105
5.13% due 08/01/21[1]	550,000		519,750
Revlon Consumer Products Corp.
6.25% due 08/01/24[1]	1,212,000		1,257,450
Quorum Health Corp.
11.63% due 04/15/23[2]	1,250,000		1,181,250
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,2]	1,000,000		1,127,500
Horizon Pharma, Inc.
6.63% due 05/01/23[1]	1,162,000		1,124,235
BioMarin Pharmaceutical, Inc.
0.75% due 10/15/18	970,000		1,122,775
Sotheby's
5.25% due 10/01/22[1,2]	1,033,000		1,043,330

	Face Amount~	Value
CORPORATE BONDS†† - 64.6% (continued)
Consumer, Non-cyclical - 13.6% (continued)
Greatbatch Ltd.
9.13% due 11/01/23[2]	909,000	$951,041
Cenveo Corp.
8.50% due 09/15/22[2]	1,240,000	874,200
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,2]	834,000	853,808
Cott Corp.
5.50% due 07/01/24[1,2]	676,000 EUR	776,125
Ahern Rentals, Inc.
7.38% due 05/15/23[1,2]	808,000	759,520
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	620,000	643,250
Concordia International Corp.
9.50% due 10/21/22[2]	1,085,000	466,550
7.00% due 04/15/23[2]	452,000	166,958
Sucampo Pharmaceuticals, Inc.
3.25% due 12/15/21[2]	554,000	541,881
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	469,000	492,450
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,2]	600,000	491,250
Cott Beverages, Inc.
5.38% due 07/01/22[1]	448,000	460,432
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	370,000	354,275
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[1,2]	320,000	324,998
Total Consumer, Non-cyclical		29,167,067
Communications - 10.5%
Frontier Communications Corp.
11.00% due 09/15/25[1]	3,399,000	3,449,984
DISH DBS Corp.
6.75% due 06/01/21[1]	1,200,000	1,292,256
5.88% due 11/15/24[1]	924,000	937,860
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22[1]	1,492,000	1,548,277
5.88% due 04/01/24[1,2]	605,000	650,756
SFR Group S.A.
6.25% due 05/15/24[1,2]	1,121,000	1,132,210
7.38% due 05/01/26[1,2]	569,000	586,070
CenturyLink, Inc.
6.75% due 12/01/23[1]	1,543,000	1,593,148
West Corp.
5.38% due 07/15/22[1,2]	1,395,000	1,347,919
Sprint Corp.
7.88% due 09/15/23[1]	1,212,000	1,327,140
CBS Radio, Inc.
7.25% due 11/01/24[1,2]	1,061,000	1,108,077
Sirius XM Radio, Inc.
5.75% due 08/01/21[1,2]	1,050,000	1,095,242
AMC Networks, Inc.
4.75% due 12/15/22[1]	1,000,000	1,023,750
GCI, Inc.
6.88% due 04/15/25[1]	970,000	1,013,650

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 64.6% (continued)
Communications - 10.5% (continued)
Tribune Media Co.
5.88% due 07/15/22[1]	946,000	$960,190
Sinclair Television Group, Inc.
5.88% due 03/15/26[1,2]	909,000	914,681
Radio One, Inc.
7.38% due 04/15/22[1,2]	680,000	700,400
ViaSat, Inc.
6.88% due 06/15/20[1]	662,000	680,619
Finisar Corp.
0.50% due 12/15/36[2]	596,000	601,588
Windstream Services LLC
7.50% due 06/01/22[1]	605,000	588,363
Total Communications		22,552,180
Consumer, Cyclical - 8.9%
Air France KLM S.A.
6.25%[3,9]	3,000,000 EUR	3,295,594
GameStop Corp.
6.75% due 03/15/21[1,2]	2,360,000	2,407,199
L Brands, Inc.
5.63% due 02/15/22[1]	1,313,000	1,380,751
5.63% due 10/15/23[1]	915,000	956,175
VWR Funding, Inc.
4.63% due 04/15/22[1,2]	1,100,000 EUR	1,231,685
FirstCash, Inc.
6.75% due 04/01/21[1]	1,076,000	1,132,490
Scotts Miracle-Gro Co.
5.25% due 12/15/26[1,2]	1,076,000	1,086,093
Levi Strauss & Co.
5.00% due 05/01/25[1]	1,060,000	1,069,938
Allegiant Travel Co.
5.50% due 07/15/19[1]	950,000	980,875
Scientific Games International, Inc.
10.00% due 12/01/22	926,000	953,428
Hanesbrands, Inc.
4.63% due 05/15/24[1,2]	909,000	904,455
Brinker International, Inc.
3.88% due 05/15/23[1]	909,000	856,733
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	825,000	798,188
MGM Resorts International
7.75% due 03/15/22[1]	518,000	604,610
4.63% due 09/01/26	152,000	148,010
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	660,000	668,329
Travelex Financing plc
8.00% due 08/01/18[1,2]	375,000 GBP	474,798
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,2]	304,000	289,560
Total Consumer, Cyclical		19,238,911
Energy - 8.4%
CONSOL Energy, Inc.
8.00% due 04/01/23	1,472,000	1,516,160
PDC Energy, Inc.
6.13% due 09/15/24[1,2]	1,316,000	1,381,799

	Face Amount~	Value
CORPORATE BONDS†† - 64.6% (continued)
Energy - 8.4% (continued)
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[1]	1,212,000	$1,239,270
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1,2]	1,059,000	1,143,720
5.38% due 01/15/25[2]	76,000	78,280
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,157,000	1,194,602
Sabine Pass Liquefaction LLC
5.75% due 05/15/24[1]	1,078,000	1,179,063
Nabors Industries, Inc.
0.75% due 01/15/24[1,2]	1,158,000	1,173,923
Tesoro Corp.
5.13% due 12/15/26[1,2]	1,114,000	1,165,523
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	1,015,000	1,083,513
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	605,000	660,206
5.25% due 01/15/25[1]	305,000	319,106
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1]	930,000	959,295
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[1,2]	749,000	820,155
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	726,000	791,340
Tullow Oil plc
6.25% due 04/15/22[2]	814,000	757,020
Continental Resources, Inc.
5.00% due 09/15/22[1]	629,000	643,939
Diamondback Energy, Inc.
4.75% due 11/01/24[1,2]	546,000	548,048
Murphy Oil Corp.
4.70% due 12/01/22[1]	393,000	386,859
6.88% due 08/15/24	76,000	81,700
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	420,000	432,075
Kerr-McGee Corp.
6.95% due 07/01/24[1]	334,000	400,709
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13% due 02/01/25[1,2]	76,000	78,945
Total Energy		18,035,250
Industrial - 6.5%
MasTec, Inc.
4.88% due 03/15/23[1]	1,620,000	1,609,875

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 64.6% (continued)
Industrial - 6.5% (continued)
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,2]	1,586,000	$1,447,225
Energizer Holdings, Inc.
5.50% due 06/15/25[1,2]	1,155,000	1,178,100
KLX, Inc.
5.88% due 12/01/22[1,2]	1,075,000	1,130,093
Eletson Holdings, Inc.
9.63% due 01/15/22[2]	1,189,000	966,062
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,2]	910,000	937,300
Boise Cascade Co.
5.63% due 09/01/24[1,2]	911,000	931,498
Ball Corp.
5.25% due 07/01/25[1]	829,000	874,595
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[2]	1,230,000	849,468
Builders FirstSource, Inc.
5.63% due 09/01/24[1,2]	734,000	756,938
Triumph Group, Inc.
4.88% due 04/01/21[1]	770,000	737,275
TransDigm, Inc.
6.50% due 07/15/24	703,000	707,394
Masco Corp.
4.45% due 04/01/25[1]	629,000	649,694
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	605,000	611,050
Bombardier, Inc.
6.13% due 01/15/23[1,2]	333,000	327,173
Louisiana-Pacific Corp.
4.88% due 09/15/24	152,000	152,000
Total Industrial		13,865,740
Financial - 6.2%
Synovus Financial Corp.
7.88% due 02/15/19[1]	2,102,000	2,322,710
Ally Financial, Inc.
8.00% due 03/15/20[1]	1,300,000	1,481,597
5.13% due 09/30/24	510,000	525,147
Forest City Realty Trust, Inc.
4.25% due 08/15/18	1,564,000	1,778,073
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,2]	1,561,000	1,654,940
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	1,344,000	1,380,566
Credit Acceptance Corp.
7.38% due 03/15/23[1]	1,321,000	1,362,030
CoreCivic, Inc.
4.63% due 05/01/23[1]	1,297,000	1,297,000
CIT Group, Inc.
5.00% due 05/15/18[1,2]	836,000	849,602
Radian Group, Inc.
7.00% due 03/15/21[1]	531,000	590,074

	Face Amount~	Value
CORPORATE BONDS†† - 64.6% (continued)
Financial - 6.2% (continued)
Starwood Property Trust, Inc.
5.00% due 12/15/21[1,2]	152,000	$154,850
Total Financial		13,396,589
Basic Materials - 5.9%
NOVA Chemicals Corp.
5.00% due 05/01/25[2]	1,273,000	1,279,365
5.25% due 08/01/23[1,2]	1,000,000	1,038,750
Celanese US Holdings LLC
5.88% due 06/15/21[1]	1,516,000	1,683,884
Commercial Metals Co.
4.88% due 05/15/23[1]	1,156,000	1,184,900
First Quantum Minerals Ltd.
7.00% due 02/15/21[2]	1,009,000	1,039,270
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,2]	837,000	975,105
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1]	773,000	939,195
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,2]	900,000	914,850
Tronox Finance LLC
7.50% due 03/15/22[2]	852,000	834,960
TPC Group, Inc.
8.75% due 12/15/20[2]	908,000	821,740
Compass Minerals International, Inc.
4.88% due 07/15/24[1,2]	705,000	690,900
Sappi Papier Holding GmbH
4.00% due 04/01/23[1,2]	507,000 EUR	580,447
St. Barbara Ltd.
8.88% due 04/15/18[2]	298,000	307,126
Steel Dynamics, Inc.
5.00% due 12/15/26[1,2]	244,000	248,880
Kaiser Aluminum Corp.
5.88% due 05/15/24	152,000	159,600
Total Basic Materials		12,698,972
Technology - 4.4%
Qorvo, Inc.
7.00% due 12/01/25[1]	2,409,000	2,673,989
Integrated Device Technology, Inc.
0.88% due 11/15/22[1]	1,813,000	1,935,378
Teradyne, Inc.
1.25% due 12/15/23[2]	1,089,000	1,234,654
Western Digital Corp.
10.50% due 04/01/24[1,2]	971,000	1,145,780
Seagate HDD Cayman
4.88% due 06/01/27[1]	1,061,000	998,846
Veeco Instruments, Inc.
2.70% due 01/15/23	864,000	848,880
First Data Corp.
5.38% due 08/15/23[1,2]	660,000	681,450
Total Technology		9,518,977
Utilities - 0.2%
Dynegy, Inc.
8.00% due 01/15/25[1,2]	379,000	365,735
Total Corporate Bonds
(Cost $136,210,065)		138,839,421

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 1.5%
Communications - 0.8%
CSC Holdings LLC
3.77% due 10/11/24	1,686,773	$1,708,120
Consumer, Non-cyclical - 0.5%
Sprint Industrial Holdings LLC
11.25% due 05/14/19	1,000,000	530,000
Caraustar Industries, Inc.
8.00% due 05/01/19	510,325	521,170
Total Consumer, Non-cyclical		1,051,170
Basic Materials - 0.2%
Fortescue Resources August 2006 Pty Ltd.
3.75% due 06/30/19	398,227	401,047
Total Senior Floating Rate Interests
(Cost $3,532,199)		3,160,337

	Contracts	Value
PUT OPTIONS PURCHASED†,* - 0.0%**
February 2017 Macquarie Infrastructure Corp. Expiring with strike price of $75.00	122	$20,435
Total Put Options Purchased
(Cost $6,580)		20,435
Total Investments - 170.7%
(Cost $358,970,613)		$366,805,392

	Contracts	Value
CALL OPTIONS WRITTEN†,* - 0.0%**
LyondellBasell Industries N.V. Expiring March 2017 with strike price of $97.50	80	(11,000)
Total Call Options Written
(Premiums received $16,669)		(11,000)
Other Assets & Liabilities, net - (70.7)%		(151,896,268)
Total Net Assets - 100.0%		$214,898,124

*	Non-income producing security.
**	Less than 0.1%.
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2017, the total value of the positions segregated was $227,327,957.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) liquid securities is $80,281,758 (cost $79,513,214), or 37.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Perpetual maturity.
4	Rate indicated is the 7-day yield as of January 31, 2017.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	Variable rate security. Rate indicated is rate effective at January 31, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 1 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$34,905,198	$—	$—	$34,905,198
Convertible Preferred Stocks	20,223,137	—	—	20,223,137
Short Term Investments	23,739,268	—	—	23,739,268
Convertible Bonds	—	145,917,596	—	145,917,596
Corporate Bonds	—	138,839,421	—	138,839,421
Senior Floating Rate Interests	—	3,160,337	—	3,160,337
Put Options Purchased	20,435	—	—	20,435
Forward Foreign Currency Exchange Contracts*	—	181,530	—	181,530

Other Information (Unaudited)	January 31, 2017

Liabilities
Call Options Written	$11,000	$—	$—	$11,000
Forward Foreign Currency	—	1,010,027	—	1,010,027
Exchange Contracts*
Total	$11,000	$1,010,027	$—	$1,021,027
* These amounts are reported as unrealized gain/(loss) as of January 31, 2017.

Please refer to the detailed portfolio for the breakdown of investment type by industry category. The Fund did not hold any Level 3 securities during the period ended January 31, 2017.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

For information on the Advent Claymore Convertible Securities and Income Fund II’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.  The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2017.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves).

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs.  Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of January 31, 2017, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes excluding written options, forward foreign currency exchange contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$ 359,928,550	$ 18,302,477	$ (11,425,635)	$ 6,876,842	$ (822,828)

Note 3 – Forward Foreign Currency Exchange Contracts:
As of January 31, 2017, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date			Net Unrealized
					Value as of	Appreciation
				Settlement Value	1/31/2017	(Depreciation)
CAD	4,926,000
for USD	3,754,859	The Bank of New York Mellon	3/14/2017	$ 3,754,859	$ 3,779,891	$ (25,032)
CAD	1,836,000
for USD	1,399,497	The Bank of New York Mellon	3/14/2017	1,399,497	1,408,827	(9,330)
CHF	2,171,000
for USD	2,148,654	The Bank of New York Mellon	3/14/2017	2,148,654	2,205,492	(56,838)
CHF	980,000
for USD	969,913	The Bank of New York Mellon	3/14/2017	969,913	995,570	(25,657)
EUR	2,211,000
for USD	2,356,926	The Bank of New York Mellon	3/14/2017	2,356,926	2,393,616	(36,690)
EUR	16,216,000
for USD	17,286,256	The Bank of New York Mellon	3/14/2017	17,286,256	17,555,353	(269,097)
EUR	12,991,000
for USD	13,848,406	The Bank of New York Mellon	3/14/2017	13,848,406	14,063,985	(215,579)
EUR	433,000
for USD	461,063	The Bank of New York Mellon	3/14/2017	461,063	468,764	(7,701)
GBP	368,854
for USD	467,652	The Bank of New York Mellon	3/14/2017	467,652	464,466	3,186
GBP	1,593,250
for USD	2,020,002	The Bank of New York Mellon	3/14/2017	2,020,002	2,006,241	13,761
GBP	4,459,000
for USD	5,653,343	The Bank of New York Mellon	3/14/2017	5,653,343	5,614,831	38,512
JPY	887,517,000
for USD	7,715,660	The Bank of New York Mellon	3/14/2017	7,715,660	7,895,045	(179,385)
JPY	57,000,000
for USD	497,122	The Bank of New York Mellon	3/14/2017	497,122	507,052	(9,930)
JPY	34,000,000
for USD	289,591	The Bank of New York Mellon	3/14/2017	289,591	302,452	(12,861)
JPY	42,000,000
for USD	358,295	The Bank of New York Mellon	3/14/2017	358,295	373,618	(15,323)
JPY	123,000,000
for USD	1,047,227	The Bank of New York Mellon	3/14/2017	1,047,227	1,094,166	(46,939)
JPY	82,000,000
for USD	702,557	The Bank of New York Mellon	3/14/2017	702,557	729,444	(26,887)
JPY	267,200,000
for USD	2,322,913	The Bank of New York Mellon	3/14/2017	2,322,913	2,376,919	(54,006)
TWD	41,500,000
for USD	1,306,675	The Bank of New York Mellon	3/14/2017	1,306,675	1,325,447	(18,772)
						(954,568)

						Net Unrealized
					Value as of	Appreciation
Contracts to Buy		Counterparty	Settlement Date	Settlement Value	1/31/2017	(Depreciation)
CAD	950,000
for USD	717,712	The Bank of New York Mellon	3/14/2017	$ 717,712	$ 728,968	$ 11,256
CHF	392,000
for USD	386,992	The Bank of New York Mellon	3/14/2017	386,992	398,228	11,236
CHF	125,000
for USD	123,476	The Bank of New York Mellon	3/14/2017	123,476	126,985	3,509
CHF	459,000
for USD	450,386	The Bank of New York Mellon	3/14/2017	450,386	466,292	15,906
EUR	1,175,000
for USD	1,244,231	The Bank of New York Mellon	3/14/2017	1,244,231	1,272,049	27,818
EUR	465,000
for USD	489,145	The Bank of New York Mellon	3/14/2017	489,145	503,406	14,261
EUR	768,000
for USD	824,214	The Bank of New York Mellon	3/14/2017	824,214	831,433	7,219
GBP	518,000
for USD	640,688	The Bank of New York Mellon	3/14/2017	640,688	652,272	11,584
TWD	41,500,000
for USD	1,302,165	The Bank of New York Mellon	3/14/2017	1,302,165	1,325,447	23,282
						126,071

Total unrealized depreciation on forward foreign currency exchange contracts	$ (828,497)

Note 4 – Loan Commitments:

As of January 31, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
PetSmart, Inc.	3/10/2022	$ 1,353,000	$ 1,363,148
Regal Cinemas Corp.	4/1/2022	1,519,000	1,530,393
		$ 2,872,000	$ 2,893,541

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
 Tracy V. Maitland
 President and Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
 Tracy V. Maitland
 President and Chief Executive Officer

Date:	March 27, 2017

By:	/s/ Robert White
 Robert White
 Treasurer and Chief Financial Officer

Date:	March 27, 2017